Other (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other general expense - net
Included in Other general expense - net were the following:

	2015	2014	2013
Provisions for environmental matters - net	$31,071	$36,046	$(2,751)
(Gain) loss on disposition of assets	(803)	1,436	5,207
Net expense of exit or disposal activities			63
Total	$30,268	$37,482	$2,519

Other expense (income) - net
Included in Other expense (income) - net were the following:

	2015	2014	2013
Dividend and royalty income	$(3,668)	$(4,864)	$(5,904)
Net expense from financing activities	11,091	11,367	9,829
Foreign currency transaction related losses	9,503	3,603	7,669
Other income	(23,880)	(37,524)	(22,684)
Other expense	13,036	12,018	12,026
Total	$6,082	$(15,400)	$936